SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2021
Short-term Deposits
SHORT-TERM DEPOSITS

NOTE 5: SHORT-TERM DEPOSITS

	December 31,
	2021	2020
Bank deposits	$40,428	$221

Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 0.76%.